Other Expenses (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Expenses [Abstract]
Business development costs		$ 18,575,000	$ 1,220,000	$ 2,199,000
Business development expense, net of tax		11,409,000
Business development expense, per diluted share		$ 0.25
Retirement and severance expenses		4,414,000
Increase decrease in net earnings per diluted share due to retirement expenses		$ 0.06
Legal reserve				11,900,000
Litigation reserve, net of tax				8,000,000
Litigation reserve, per diluted share				$ 0.18
Payments for Legal Settlements	7,000,000		7,000,000
Litigation settlement increase (decrease) in net earnings			$ 2,751,000
Litigation settlement increase (decrease) in net earnings, per diluted share			$ 0.06